Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other operating income and expense
Foreign exchange gains	€ 124,746	€ 114,916
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	15,375	2,461
Income from strategic transactions and programs		454
Other	18,264	23,484
Other operating income	158,385	141,315
Foreign exchange losses	128,508	122,177
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	947	1,336
Revaluation of certain investments	6,360	67,606
Expenses from strategic transactions and programs	134,988	24,883
Other	34,954	31,566
Other operating expense	305,757	247,568
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	481	(1,005)
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ 0	€ 0